Share-Based Compensation (Tables)	12 Months Ended
Jul. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Activity

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2015	3,210,000
Granted	1,272,500
Vested	(2,075,000)
Forfeited	(1,122,500)
Outstanding at July 31, 2016	1,285,000
Granted	1,150,000
Vested	(150,000)
Forfeited	(250,000)
Outstanding at July 31, 2017	2,035,000

Schedule of Stock Option Activity

A summary of our stock option activity for the fiscal years ended July 31, 2017 and 2016 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2015	434,218	$4.07	$—
Granted	1,850,000	$1.07
Exercised	—	$—
Cancelled	(6,250)	$2.20
Outstanding at July 31, 2016	2,277,968	$1.60	$46,000
Granted	3,735,000	$1.05
Exercised	—	$—
Cancelled	(253,125)	$1.42
Outstanding at July 31, 2017	5,759,843	$1.25	$1,120,000

Schedule of Fair Value Assumptions

The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	For the years ended July 31,
	2017		2016
Volatility	81.00%		82.12%
Risk-free interest rate	1.70%		0.83%
Dividend yield	0.0%		0.0%
Expected life	4.66	years	2.13	years